Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of Net Loss Before Taxes

	For the years ended December 31,
	2023	2022
U.S.	$(4,433,956)	$(7,911,970)
Non-U.S.	(3,217,171)	(4,158,494)
Net loss before taxes	$(7,651,127)	$(12,070,464)

Schedule of Components of Income Tax Expense

	For the years ended December 31,
	2023	2022
Current:
U.S. Federal	$—	$—
U.S. State	2,425	5,166
Non-U.S.	(15,910)	15,910
	$(13,485)	$21,076
Deferred:
U.S. Federal	$—	$—
U.S. State	—	—
Non-U.S.	—	—
	$—	$—
Total income tax benefit (expense)	$(13,485)	$21,076

Schedule of Reconciliation of the Federal Income Tax Rate

	For the years ended December 31,
	2023	2022
Expected tax provision (benefit) at U.S. federal statutory rate	$(1,606,737)	$(2,534,797)
State income taxes, net of federal benefit	1,560	4,081
Foreign tax rate differential	(400,110)	(494,278)
Change in valuation allowance	1,869,814	3,146,272
Stock compensation	296,887	19,730
Credits	(181,270)	(158,085)
Prior year deferred tax adjustments	(84,169)	—
Other	90,540	38,153
Total provision (benefit) for income taxes	$(13,485)	$21,076

Schedule of Net Deferred Tax Assets (Liability)

	As of December 31,
	2023	2022
Deferred Tax Assets:
Net operating losses	$8,330,939	$7,082,125
Section 174	943,401	463,749
Tax credits	516,330	335,060
Equity compensation	1,476,296	1,660,684
Lease liability	3,934	12,292
Other - accruals	17,448	4,937
Other	36,431	14,634
Total Deferred Tax Assets	11,324,779	9,573,481
Deferred Tax Liabilities:
Capitalized internal-use software, net	(88,041)	(198,051)
Right-of-use asset	(3,787)	(12,082)
Total Deferred Tax Liabilities	(91,828)	(210,133)
Net Deferred Tax Assets	11,232,951	9,363,348
Valuation allowance	(11,232,951)	(9,363,348)
Deferred Tax Assets, Net	$—	$—